Other disclosures - Risk Management and Principal Risks - Balance sheet credit quality (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash collateral and settlement balances	£ 101,367	£ 83,256
Cash and balances at central banks	191,127	150,258	£ 177,069
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Other assets	850	1,375
Total assets	1,349,514	1,140,229	£ 1,133,300
Off-balance sheet
Contingent liabilities	21,609	24,527
Total off-balance sheet	354,658	358,982
Debt securities [member]
On-balance sheet
Trading portfolio assets	56,482	52,739
Traded loans [member]
On-balance sheet
Trading portfolio assets	8,348	5,378
Internal credit grades [member]
On-balance sheet
Cash collateral and settlement balances	101,367	150,258
Cash and balances at central banks	191,127	83,256
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	64,830	58,117
Financial assets at fair value through the income statement	170,531	125,591
Derivative financial instruments	302,446	229,236
Financial assets measured at fair value through other comprehensive income	77,927	64,727
Other assets	850	1,375
Total assets	£ 1,260,741	£ 1,055,054
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	100.00%	100.00%
Reverse repurchase agreements, percentage	100.00%	100.00%
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Derivative financial instruments, percentage	100.00%	100.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	100.00%	100.00%
Total assets, percentage	100.00%	100.00%
Internal credit grades [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Cash collateral and settlement balances	£ 90,633	£ 150,258
Cash and balances at central banks	191,127	73,122
Reverse repurchase agreements and other similar secured lending	9,019	3,290
Trading portfolio assets	52,099	49,981
Financial assets at fair value through the income statement	113,299	82,505
Derivative financial instruments	282,617	216,103
Financial assets measured at fair value through other comprehensive income	77,919	64,727
Other assets	778	1,242
Total assets	£ 1,090,077	£ 906,101
On-balance sheet, percentage
Cash and balances at central banks, percentage	100.00%	100.00%
Cash collateral and settlement balance, percentage	89.00%	88.00%
Reverse repurchase agreements, percentage	100.00%	97.00%
Trading portfolio assets, percentage	81.00%	86.00%
Financial assets at fair value through the income statement, percentage	67.00%	66.00%
Derivative financial instruments, percentage	94.00%	94.00%
Financial assets at fair value through other comprehensive income, percentage	100.00%	100.00%
Other assets, percentage	92.00%	90.00%
Total assets, percentage	87.00%	86.00%
Internal credit grades [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Cash collateral and settlement balances	£ 10,725	£ 0
Cash and balances at central banks	0	10,134
Reverse repurchase agreements and other similar secured lending	12	89
Trading portfolio assets	9,978	6,698
Financial assets at fair value through the income statement	56,469	42,644
Derivative financial instruments	19,352	13,012
Financial assets measured at fair value through other comprehensive income	8	0
Other assets	68	133
Total assets	£ 156,887	£ 138,060
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	11.00%	12.00%
Reverse repurchase agreements, percentage	0.00%	3.00%
Trading portfolio assets, percentage	15.00%	12.00%
Financial assets at fair value through the income statement, percentage	33.00%	34.00%
Derivative financial instruments, percentage	6.00%	6.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	8.00%	10.00%
Total assets, percentage	12.00%	13.00%
Internal credit grades [member] | 11.35% to 100%
On-balance sheet
Cash collateral and settlement balances	£ 9	£ 0
Cash and balances at central banks	0	0
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,753	1,438
Financial assets at fair value through the income statement	763	442
Derivative financial instruments	477	121
Financial assets measured at fair value through other comprehensive income	0	0
Other assets	4	0
Total assets	£ 13,777	£ 10,893
On-balance sheet, percentage
Cash and balances at central banks, percentage	0.00%	0.00%
Cash collateral and settlement balance, percentage	0.00%	0.00%
Reverse repurchase agreements, percentage	0.00%	0.00%
Trading portfolio assets, percentage	4.00%	2.00%
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Derivative financial instruments, percentage	0.00%	0.00%
Financial assets at fair value through other comprehensive income, percentage	0.00%	0.00%
Other assets, percentage	0.00%	0.00%
Total assets, percentage	1.00%	1.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member]
On-balance sheet
Loans and advances at amortised cost	£ 342,632	£ 339,115
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 272,586	£ 264,873
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	79.00%	78.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 60,275	£ 65,350
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	18.00%	19.00%
Internal credit grades [member] | Financial assets at amortised cost, category [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 9,771	£ 8,892
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades [member] | Home loans [member]
On-balance sheet
Loans and advances at amortised cost	£ 159,647	£ 154,479
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Home loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 150,748	£ 146,269
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	94.00%	94.00%
Internal credit grades [member] | Home loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 6,310	£ 5,775
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	4.00%	4.00%
Internal credit grades [member] | Home loans [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 2,589	£ 2,435
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	2.00%	2.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member]
On-balance sheet
Loans and advances at amortised cost	£ 40,813	£ 55,296
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 15,870	£ 20,750
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	39.00%	38.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 22,427	£ 31,425
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	55.00%	56.00%
Internal credit grades [member] | Credit cards, unsecured loans and other retail lending [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 2,516	£ 3,121
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	6.00%	6.00%
Internal credit grades [member] | Wholesale loans [member]
On-balance sheet
Loans and advances at amortised cost	£ 142,172	£ 129,340
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	100.00%	100.00%
Internal credit grades [member] | Wholesale loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Loans and advances at amortised cost	£ 105,968	£ 97,854
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	75.00%	75.00%
Internal credit grades [member] | Wholesale loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Loans and advances at amortised cost	£ 31,538	£ 28,150
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	22.00%	22.00%
Internal credit grades [member] | Wholesale loans [member] | 11.35% to 100%
On-balance sheet
Loans and advances at amortised cost	£ 4,666	£ 3,336
On-balance sheet, percentage
Loans and advances at amortised cost, percentage	3.00%	3.00%
Internal credit grades [member] | Loans and advances [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 30,879	£ 22,692
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Loans and advances [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 16,467	£ 14,467
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	53.00%	64.00%
Internal credit grades [member] | Loans and advances [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 14,369	£ 7,993
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	47.00%	35.00%
Internal credit grades [member] | Loans and advances [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 43	£ 232
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	1.00%
Internal credit grades [member] | Reverse repurchase agreements [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 137,616	£ 96,887
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 95,376	£ 62,475
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	70.00%	65.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 41,566	£ 34,232
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	30.00%	35.00%
Internal credit grades [member] | Reverse repurchase agreements [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 674	£ 180
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Other financial assets [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 343	£ 763
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Other financial assets [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 330	£ 757
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	96.00%	99.00%
Internal credit grades [member] | Other financial assets [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Financial assets at fair value through the income statement	£ 13	£ 6
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	4.00%	1.00%
Internal credit grades [member] | Other financial assets [member] | 11.35% to 100%
On-balance sheet
Financial assets at fair value through the income statement	£ 0	£ 0
On-balance sheet, percentage
Financial assets at fair value through the income statement, percentage	0.00%	0.00%
Internal credit grades [member] | Debt securities [member]
On-balance sheet
Trading portfolio assets	£ 56,482	£ 52,739
Financial assets at fair value through the income statement	£ 1,693	£ 5,249
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Financial assets at fair value through the income statement, percentage	100.00%	100.00%
Internal credit grades [member] | Debt securities [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 51,395	£ 49,117
Financial assets at fair value through the income statement	£ 1,126	£ 4,806
On-balance sheet, percentage
Trading portfolio assets, percentage	91.00%	93.00%
Financial assets at fair value through the income statement, percentage	66.00%	91.00%
Internal credit grades [member] | Debt securities [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 4,871	£ 3,479
Financial assets at fair value through the income statement	£ 521	£ 413
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	7.00%
Financial assets at fair value through the income statement, percentage	31.00%	8.00%
Internal credit grades [member] | Debt securities [member] | 11.35% to 100%
On-balance sheet
Trading portfolio assets	£ 216	£ 143
Financial assets at fair value through the income statement	£ 46	£ 30
On-balance sheet, percentage
Trading portfolio assets, percentage	0.00%	0.00%
Financial assets at fair value through the income statement, percentage	3.00%	1.00%
Internal credit grades [member] | Traded loans [member]
On-balance sheet
Trading portfolio assets	£ 8,348	£ 5,378
On-balance sheet, percentage
Trading portfolio assets, percentage	100.00%	100.00%
Internal credit grades [member] | Traded loans [member] | 0.0 to less than 0.60% [member]
On-balance sheet
Trading portfolio assets	£ 704	£ 864
On-balance sheet, percentage
Trading portfolio assets, percentage	9.00%	16.00%
Internal credit grades [member] | Traded loans [member] | 0.60 to less than 11.35% [member]
On-balance sheet
Trading portfolio assets	£ 5,107	£ 3,219
On-balance sheet, percentage
Trading portfolio assets, percentage	61.00%	60.00%
Internal credit grades [member] | Traded loans [member] | 11.35% to 100%
On-balance sheet
Trading portfolio assets	£ 2,537	£ 1,295
On-balance sheet, percentage
Trading portfolio assets, percentage	30.00%	24.00%